Summary of significant accounting policies (Detail Textuals 1)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amortisation Method	straight-line basis
Trademarks Registration Fees
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Software Licenses
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Favorable Lease
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	12 years